MAY 31, 2013

ANNUAL REPORT
AND SHAREHOLDER LETTER

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FIXED INCOME

# FRANKLIN HIGH INCOME FUND

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

| 1

Annual Report

Franklin High Income Fund

Your Fund’s Goals and Main Investments: Franklin High Income Fund seeks a high level of current income, with a secondary goal of capital appreciation, by investing substantially in high yield, lower rated debt securities and preferred stocks.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin High Income Fund’s annual report for the fiscal year ended May 31, 2013.

Performance Overview

Franklin High Income Fund – Class A delivered a +15.24% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the Credit Suisse (CS) High Yield Index, which tracks the high yield debt market, returned +14.18%.1 The Fund’s peers delivered a +13.97% total return, as measured by the Lipper High Yield Funds Classification Average, which consists of funds chosen by Lipper that aim at high relative current yield from fixed income securities.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

Global financial markets experienced volatility during the Fund’s fiscal year amid U.S. elections and fiscal spending debates, concerns regarding a potential slowdown in global economic growth, lingering worries regarding the euro-zone’s health, and continued, and sometimes competing, monetary programs advanced by various countries and regions. However, investors seemed to grow

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

2. Source: Lipper Inc. For the 12-month period ended 5/31/13, the Lipper High Yield Funds Classification Average consisted of 534 funds. Lipper calculations do not include sales charges but include reinvestment of any income or distributions. Fund performance relative to the average may have differed if these or other factors had been considered.

The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 20.

Annual Report | 3

more comfortable with the fundamental backdrop, which supported the performance of many asset classes. Many central banks’ continued low-rate policies, combined with aggressive quantitative easing programs, were favorable for financial markets. In particular, the announcement of Japan’s aggressive quantitative easing program seemed to override concerns regarding some deceleration in Chinese economic growth. Against this backdrop, equity markets generally moved higher, with the Standard & Poor’s® 500 Index advancing 27.28% during the 12-month period.3 Toward period-end, however, concerns that the Federal Reserve Board could begin to pull back on its quantitative easing program of buying Treasury and agency mortgage-backed securities led U.S. interest rates to move higher. The 10-year Treasury yield rose to 2.16% by period-end, compared to 1.59% at the beginning of the period.

In the high yield corporate bond market, many trends that supported equity markets also drove high yield bond prices higher during the year. In particular, we believe the stable and consistent U.S. economic growth environment has been beneficial for high yield corporate bonds. With a favorable fundamental credit backdrop for many high yield issuers, trailing default rates remained below the long-term average. Despite an increase in certain shareholder-friendly activities and even with corporate profit margins, in our view, beginning to peak, many companies’ abilities to refinance their balance sheets with lower cost debt improved their liquidity and balance sheet positioning. Although investor demand for high yield bond securities began to wane toward period-end, a heavy new-issue supply was fairly well absorbed by the market during the period. High yield spreads over Treasuries narrowed during the year, compressing from 7.0 percentage points to 4.9, although high yield bond prices eased slightly at period-end as U.S. interest rates rose. As a result of this spread narrowing, valuations at period-end were slightly tight to the long-term average.

Investment Strategy

We are disciplined, fundamental investors who mainly rely on our analysts’ in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer’s creditworthiness, we consider the issuer’s experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.

3. Source: © 2013 Morningstar. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC.

4 | Annual Report

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

The Fund outperformed the CS High Yield Index and the average return of peer funds, as measured by the Lipper High Yield Funds Classification Average, during the period. Similar to the overall high yield market, the Fund experienced a low default rate.

A number of Fund industry weightings favorably affected performance relative to its peer group.4 The Fund’s overweighting in the broadcasting sector was a positive contributor, particularly as certain higher risk radio company issues performed well.5 An underweighting in the gaming and leisure industry was beneficial, as certain higher quality gaming securities lagged the market, and certain securities from one larger capitalization gaming issuer also underper-formed amid concerns regarding that company’s leverage.6 An overweighting in the food and beverage industry was beneficial, given strong performance from certain issuers in that sector.7

4. For industry weighting comparisons, the Fund’s peer group comprises some of the mutual funds in the Lipper High Yield Funds Classification Average.

5. Broadcasting is part of media in the SOI.

6. Gaming and leisure is part of consumer services in the SOI.

7. The food and beverage industry is part of food, beverage and tobacco in the SOI.

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What is a currency forward contract?

A currency forward contract, also called a “currency forward,” is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

What is a credit derivative?

A credit derivative is a contract agreement between the Fund and a counterparty that is principally used by the Fund to gain or increase exposure to certain high yield securities or segments of the high yield bond market and/or to hedge against credit risk.

Looking at sectors that detracted from the Fund’s performance relative to peers, the Fund’s overweighting in energy weighed on returns. Although natural gas prices recovered from their 2012 lows, energy price volatility and a large new-issue supply for energy issuers led this sector to lag in performance. The Fund’s somewhat underweighted position in the wireless communications industry also detracted from relative performance, as that industry outperformed the broader high yield market, benefiting from completed and proposed consolidation.8 Finally, a larger exposure to the industrial sector constrained relative returns, as certain industrial issuers underperformed amid a mixed global economic outlook.9

Considering recent default rates that trended below their historical averages, the relationship between valuations and default rates still appeared reasonable to us. Moreover, a temporary resolution of U.S. budget negotiations and, in our analysis, a lower likelihood that Europe’s economic malaise could revert to a sovereign debt crisis, seemed to reduce downside risks for financial markets. Although the potential outflows from high yield bonds into other asset classes could impact shorter term trading levels for high yield corporate bonds, we remained focused on the fundamental credit trends that could impact longer term default rates. Based upon this outlook and considering current valuations, we held a relatively neutral risk fund positioning compared to the high yield market, with an overweighting in energy sector high yield corporate issuers relative to certain peer funds.

The portfolio utilized derivatives, including currency forwards and credit derivatives via a high yield derivatives index. Currency forwards are principally used as a tool to hedge currency risk. Credit derivatives are principally used to gain or increase exposure to certain high yield securities or segments of the high yield bond market and/or to hedge against credit risk.

8. Wireless communications is part of telecommunications services in the SOI.

9. Industrials holdings are in the capital goods, commercial and professional services, software and services, and transportation industries in the SOI.

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Thank you for your continued participation in Franklin High Income Fund.

We look forward to serving your future investment needs.

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Performance Summary as of 5/31/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

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Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A		1-Year	5-Year	10-Year
Cumulative Total Return[1]		+15.24%	+56.86%	+142.08%
Average Annual Total Return[2]		+10.21%	+8.47%	+8.79%
Value of $10,000 Investment[3]		$11,021	$15,013	$23,220
Avg. Ann. Total Return (6/30/13)[4]		+4.94%	+8.45%	+8.09%
Distribution Rate[5]	5.97%			
30-Day Standardized Yield[6]	4.28%			
Total Annual Operating Expenses[7]	0.78%			
Class C		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]		+13.99%	+52.50%	+129.00%
Average Annual Total Return[2]		+12.99%	+8.81%	+8.64%
Value of $10,000 Investment[3]		$11,299	$15,250	$22,900
Avg. Ann. Total Return (6/30/13)[4]		+7.52%	+8.83%	+7.98%
Distribution Rate[5]	5.69%			
30-Day Standardized Yield[6]	3.96%			
Total Annual Operating Expenses[7]	1.28%			
Class R		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]		+14.05%	+54.08%	+133.02%
Average Annual Total Return[2]		+14.05%	+9.03%	+8.83%
Value of $10,000 Investment[3]		$11,405	$15,408	$23,302
Avg. Ann. Total Return (6/30/13)[4]		+8.60%	+8.94%	+8.17%
Distribution Rate[5]	5.78%			
30-Day Standardized Yield[6]	4.12%			
Total Annual Operating Expenses[7]	1.13%			
Class R6				**Inception (5/1/13)**
Cumulative Total Return[1]				-0.93%
Aggregate Total Return[8]				-10.80%
Value of $10,000 Investment[3]				$9,907
Aggregate Total Return (6/30/13)[4, 8]				-3.69%
30-Day Standardized Yield[6]	4.79%			
Total Annual Operating Expenses[7]	0.51%			
Advisor Class		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]		+14.81%	+57.85%	+145.35%
Average Annual Total Return[2]		+14.81%	+9.56%	+9.39%
Value of $10,000 Investment[3]		$11,481	$15,785	$24,535
Avg. Ann. Total Return (6/30/13)[4]		+9.26%	+9.58%	+8.72%
Distribution Rate[5]	6.40%			
30-Day Standardized Yield[6]	4.62%			
Total Annual Operating Expenses[7]	0.63%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

10 | Annual Report

Annual Report | 11

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. 3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class’s May dividend and the maximum offering price (NAV for Classes C, R, R6 and Advisor) per share on 5/31/13.

6. The 30-day standardized yield for the 30 days ended 5/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

9. Source: © 2013 Morningstar. The CS High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high yield debt market.

10. Source: Lipper Inc. The Lipper High Yield Funds Classification Average is calculated by averaging the total returns of funds within the Lipper High Yield Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper High Yield Funds are defined as funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the one-year period ended 5/31/13, there were 534 funds in this category. Lipper calculations do not include sales charges.

12 | Annual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.77%; C: 1.27%; R: 1.12%; R6: 0.48%; and Advisor: 0.62%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R & Advisor. The multiplier is 31/365 for Actual Class R6 expenses to reflect the number of days since inception.

14 | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 17

18 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin High Income Trust

Statement of Investments, May 31, 2013

20 | Annual Report

# Franklin High Income Trust

## Statement of Investments, May 31, 2013 *(continued)*

| Franklin High Income Fund | Country | Principal Amount* | Value |
|---|---|---|---|
| **Corporate Bonds (continued)** | | | |
| **Capital Goods (continued)** | | | |
| Meritor Inc., senior note, | | | |
| 10.625%, 3/15/18 | United States | 30,000,000 | $ 33,037,500 |
| 6.75%, 6/15/21 | United States | 7,000,000 | 6,947,500 |
| Navistar International Corp., senior note, 8.25%, 11/01/21 | United States | 25,800,000 | 26,412,750 |
| Terex Corp., senior note, 6.00%, 5/15/21 | United States | 19,700,000 | 20,931,250 |
| [d] Triumph Group Inc., senior note, 144A, 4.875%, 4/01/21 | United States | 30,000,000 | 30,675,000 |
| [d] Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20 | United States | 23,525,000 | 24,995,313 |
| | | | 214,481,188 |
| **Commercial & Professional Services 1.1%** | | | |
| [d] Algeco Scotsman Global Finance PLC, | | | |
| secured note, 144A, 8.50%, 10/15/18 | United Kingdom | 35,000,000 | 36,575,000 |
| senior note, 144A, 10.75%, 10/15/19 | United Kingdom | 10,000,000 | 9,950,000 |
| [b,f] Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 | United States | 9,053,899 | 905 |
| [d,g] Igloo Holdings Corp., senior note, 144A, PIK, 8.25%, 12/15/17 | United States | 8,900,000 | 9,189,250 |
| Interactive Data Corp., senior note, 10.25%, 8/01/18 | United States | 10,000,000 | 11,275,000 |
| United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20 | United States | 5,300,000 | 5,803,500 |
| | | | 72,793,655 |
| **Consumer Durables & Apparel 3.0%** | | | |
| Jarden Corp., senior sub. note, 7.50%, 5/01/17 | United States | 13,400,000 | 15,309,500 |
| KB Home, senior bond, 7.50%, 9/15/22 | United States | 35,600,000 | 40,584,000 |
| M/I Homes Inc., senior note, 8.625%, 11/15/18 | United States | 21,500,000 | 23,865,000 |
| Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19 | United States | 25,000,000 | 28,500,000 |
| [d,e] SIWF Merger Sub Inc./Springs Industries Inc., senior secured note, 144A, 6.25%, 6/01/21 | United States | 9,300,000 | 9,276,750 |
| [d] Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A, | | | |
| 7.75%, 4/15/20 | United States | 20,746,000 | 23,235,520 |
| 5.25%, 4/15/21 | United States | 15,500,000 | 15,732,500 |
| Visant Corp., senior note, 10.00%, 10/01/17 | United States | 35,000,000 | 33,687,500 |
| | | | 190,190,770 |
| **Consumer Services 3.5%** | | | |
| [d] Caesars Entertainment Operating Co. Inc., secured note, 144A, 9.00%, 2/15/20 | United States | 10,000,000 | 9,675,000 |
| [d] Caesars Operating Escrow LLC/Corp., first lien, 144A, 9.00%, 2/15/20 | United States | 11,400,000 | 11,029,500 |
| ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18 | United States | 30,000,000 | 33,712,500 |
| [d,f] Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15 | United States | 20,000,000 | 12,500 |
| Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17 | United States | 45,000,000 | 47,137,500 |
| MGM Resorts International, senior note, | | | |
| 6.625%, 7/15/15 | United States | 30,000,000 | 32,700,000 |
| 6.875%, 4/01/16 | United States | 10,000,000 | 11,050,000 |
| 6.625%, 12/15/21 | United States | 12,950,000 | 14,050,750 |
| 7.75%, 3/15/22 | United States | 5,000,000 | 5,725,000 |
| [d] 144A, 6.75%, 10/01/20 | United States | 9,200,000 | 10,051,000 |

Annual Report | 21

Franklin High Income Trust

Statement of Investments, May 31, 2013 *(continued)*

| Franklin High Income Fund | Country | Principal Amount* | Value |
|---|---|---|---|
| **Corporate Bonds (continued)** | | | |
| **Consumer Services (continued)** | | | |
| Pinnacle Entertainment Inc., | | | |
| senior note, 8.625%, 8/01/17 | United States | 16,800,000 | $ 17,640,000 |
| senior sub. note, 7.75%, 4/01/22 | United States | 3,650,000 | 3,996,750 |
| [d]Seminole Hard Rock Entertainment Inc./International LLC, senior note, 144A, 5.875%, 5/15/21 | United States | 8,600,000 | 8,562,375 |
| [d]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15 | United States | 18,000,000 | 18,090,000 |
| | | | 223,432,875 |
| **Diversified Financials 4.4%** | | | |
| Ally Financial Inc., senior note, | | | |
| 5.50%, 2/15/17 | United States | 15,000,000 | 16,126,905 |
| 7.50%, 9/15/20 | United States | 31,700,000 | 37,128,625 |
| [h]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual | United States | 65,000,000 | 74,831,250 |
| CNH Capital LLC, senior note, 3.875%, 11/01/15 | United States | 10,000,000 | 10,275,000 |
| E*TRADE Financial Corp., senior note, 6.375%, 11/15/19 | United States | 22,500,000 | 23,737,500 |
| [d]General Motors Financial Co. Inc., | | | |
| senior bond, 144A, 4.25%, 5/15/23 | United States | 11,200,000 | 10,948,000 |
| senior note, 144A, 3.25%, 5/15/18 | United States | 5,800,000 | 5,763,750 |
| GMAC Inc., sub. note, 8.00%, 12/31/18 | United States | 10,000,000 | 11,750,000 |
| International Lease Finance Corp., | | | |
| senior note, 5.65%, 6/01/14 | United States | 7,900,000 | 8,216,000 |
| [d]senior secured note, 144A, 6.75%, 9/01/16 | United States | 17,600,000 | 19,998,000 |
| [d]Neuberger Berman Group LLC/Finance Corp., senior note, 144A, | | | |
| 5.625%, 3/15/20 | United States | 6,700,000 | 7,135,500 |
| 5.875%, 3/15/22 | United States | 15,000,000 | 16,050,000 |
| [d]Nuveen Investments Inc., senior note, 144A, | | | |
| 9.125%, 10/15/17 | United States | 10,000,000 | 10,550,000 |
| 9.50%, 10/15/20 | United States | 25,300,000 | 27,260,750 |
| | | | 279,771,280 |
| **Energy 26.3%** | | | |
| Access Midstream Partner LP/ACMP Finance Corp., senior note, | | | |
| 5.875%, 4/15/21 | United States | 10,000,000 | 10,650,000 |
| 4.875%, 5/15/23 | United States | 25,000,000 | 24,812,500 |
| Antero Resources Finance Corp., senior note, | | | |
| 9.375%, 12/01/17 | United States | 10,000,000 | 10,775,000 |
| 7.25%, 8/01/19 | United States | 5,200,000 | 5,642,000 |
| BreitBurn Energy Partners LP/Finance Corp., senior bond, 7.875%, 4/15/22 | United States | 25,000,000 | 27,250,000 |
| Calumet Specialty Products Partners LP/Finance Corp., senior note, | | | |
| 9.375%, 5/01/19 | United States | 17,400,000 | 19,444,500 |
| [d]144A, 9.625%, 8/01/20 | United States | 13,900,000 | 15,846,000 |
| Carrizo Oil & Gas Inc., senior note, | | | |
| 8.625%, 10/15/18 | United States | 24,200,000 | 26,499,000 |
| 7.50%, 9/15/20 | United States | 10,100,000 | 10,958,500 |

22 | Annual Report

Franklin High Income Trust

Statement of Investments, May 31, 2013 *(continued)*

| Franklin High Income Fund | Country | Principal Amount* | Value |
|---|---|---|---|
| **Corporate Bonds (continued)** | | | |
| **Energy (continued)** | | | |
| CGG, senior note, | | | |
| 9.50%, 5/15/16 | France | 5,600,000 | $ 5,922,000 |
| 7.75%, 5/15/17 | France | 6,800,000 | 7,021,000 |
| 6.50%, 6/01/21 | France | 25,000,000 | 26,250,000 |
| Chaparral Energy Inc., senior note, | | | |
| 9.875%, 10/01/20 | United States | 15,000,000 | 17,250,000 |
| 8.25%, 9/01/21 | United States | 10,000,000 | 11,100,000 |
| 7.625%, 11/15/22 | United States | 6,700,000 | 7,269,500 |
| CHC Helicopter SA, | | | |
| [d]senior note, 144A, 9.375%, 6/01/21 | Canada | 11,300,000 | 11,624,875 |
| senior secured note, first lien, 9.25%, 10/15/20 | Canada | 50,000,000 | 53,812,500 |
| Chesapeake Energy Corp., senior note, | | | |
| 9.50%, 2/15/15 | United States | 5,000,000 | 5,600,000 |
| 6.625%, 8/15/20 | United States | 50,000,000 | 55,875,000 |
| 6.125%, 2/15/21 | United States | 5,000,000 | 5,475,000 |
| 5.75%, 3/15/23 | United States | 12,700,000 | 13,239,750 |
| Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19 | United States | 35,000,000 | 35,962,500 |
| CONSOL Energy Inc., senior note, | | | |
| 8.00%, 4/01/17 | United States | 8,300,000 | 8,922,500 |
| 8.25%, 4/01/20 | United States | 25,000,000 | 27,750,000 |
| 6.375%, 3/01/21 | United States | 2,600,000 | 2,730,000 |
| Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, | | | |
| 8.875%, 2/15/18 | United States | 20,000,000 | 21,600,000 |
| 7.125%, 6/01/22 | United States | 10,200,000 | 10,965,000 |
| [d]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17 | United States | 26,850,000 | 27,521,250 |
| Eagle Rock Energy Partners LP/Finance Corp., senior note, 8.375%, 6/01/19 | United States | 32,000,000 | 33,680,000 |
| El Paso Corp., senior note, 7.00%, 6/15/17 | United States | 10,000,000 | 11,447,630 |
| Energy Transfer Equity LP, senior note, 7.50%, 10/15/20 | United States | 45,000,000 | 51,862,500 |
| Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17 | United States | 28,000,000 | 31,220,000 |
| Enterprise Products Operating LLC, junior sub. note, 7.034% to 1/15/18, FRN thereafter, 1/15/68 | United States | 21,100,000 | 24,500,518 |
| EPL Oil & Gas Inc., senior note, | | | |
| 8.25%, 2/15/18 | United States | 1,075,000 | 1,161,000 |
| [d]144A, 8.25%, 2/15/18 | United States | 25,000,000 | 26,937,500 |
| [d]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16 | United Kingdom | 40,000,000 | 42,200,000 |
| Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19 | United States | 32,000,000 | 33,040,000 |
| Halcon Resources Corp., senior note, | | | |
| 9.75%, 7/15/20 | United States | 20,000,000 | 20,875,000 |
| 8.875%, 5/15/21 | United States | 15,900,000 | 16,257,750 |
| [d]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18 | United States | 30,000,000 | 33,292,650 |
| Kodiak Oil & Gas Corp., senior note, | | | |
| 8.125%, 12/01/19 | United States | 20,000,000 | 22,600,000 |
| [d]144A, 5.50%, 1/15/21 | United States | 9,900,000 | 10,283,625 |
| [d]LBC Tank Terminal Holding Netherlands BV, senior bond, 144A, 6.875%, 5/15/23 | Belgium | 2,800,000 | 2,927,750 |

Annual Report | 23

# Franklin High Income Trust

## Statement of Investments, May 31, 2013 *(continued)*

| Franklin High Income Fund | Country | Principal Amount* | Value |
|---|---|---|---|
| **Corporate Bonds (continued)** | | | |
| **Energy (continued)** | | | |
| Linn Energy LLC/Finance Corp., senior note, | | | |
| 6.50%, 5/15/19 | United States | 5,000,000 | $ 5,112,500 |
| 8.625%, 4/15/20 | United States | 22,000,000 | 24,200,000 |
| 7.75%, 2/01/21 | United States | 12,000,000 | 12,780,000 |
| [d]144A, 6.25%, 11/01/19 | United States | 25,000,000 | 25,312,500 |
| Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, | | | |
| 8.875%, 4/01/18 | United States | 13,134,000 | 14,184,720 |
| [d]144A, 7.25%, 2/15/21 | United States | 26,100,000 | 27,339,750 |
| [d]Memorial Production Partners LP/Memorial Production Finance Corp., senior note, 144A, 7.625%, 5/01/21 | United States | 15,600,000 | 15,756,000 |
| [d]Midstates Petro Inc./LLC, senior note, 144A, 9.25%, 6/01/21 | United States | 17,200,000 | 17,135,500 |
| Oasis Petroleum Inc., senior note, | | | |
| 6.50%, 11/01/21 | United States | 5,000,000 | 5,425,000 |
| 6.875%, 1/15/23 | United States | 5,000,000 | 5,475,000 |
| Offshore Group Investment Ltd., | | | |
| [d]first lien, 144A, 7.125%, 4/01/23 | United States | 15,100,000 | 15,666,250 |
| senior secured note, first lien, 7.50%, 11/01/19 | United States | 31,400,000 | 34,029,750 |
| PBF Holding Co. LLC, first lien, 8.25%, 2/15/20 | United States | 40,400,000 | 44,844,000 |
| Peabody Energy Corp., senior note, | | | |
| 7.375%, 11/01/16 | United States | 6,900,000 | 7,900,500 |
| 6.00%, 11/15/18 | United States | 15,000,000 | 16,106,250 |
| 6.50%, 9/15/20 | United States | 12,500,000 | 13,531,250 |
| 6.25%, 11/15/21 | United States | 17,000,000 | 17,850,000 |
| [d]Penn Virginia Corp., senior note, 144A, 8.50%, 5/01/20 | United States | 21,300,000 | 21,353,250 |
| Penn Virginia Resource Partners LP/Finance Corp. II, senior note, | | | |
| 8.375%, 6/01/20 | United States | 21,200,000 | 23,161,000 |
| [d]144A, 6.50%, 5/15/21 | United States | 11,900,000 | 11,974,375 |
| Plains Exploration & Production Co., senior note, | | | |
| 7.625%, 6/01/18 | United States | 27,000,000 | 28,029,510 |
| 6.125%, 6/15/19 | United States | 10,000,000 | 11,025,000 |
| 6.75%, 2/01/22 | United States | 9,200,000 | 10,327,000 |
| 6.875%, 2/15/23 | United States | 10,000,000 | 11,362,500 |
| QEP Resources Inc., senior note, | | | |
| 5.375%, 10/01/22 | United States | 25,000,000 | 25,750,000 |
| 5.25%, 5/01/23 | United States | 11,500,000 | 11,672,500 |
| QR Energy LP/QRE Finance, senior note, 9.25%, 8/01/20 | United States | 40,000,000 | 42,600,000 |
| Quicksilver Resources Inc., senior note, | | | |
| 8.25%, 8/01/15 | United States | 20,000,000 | 20,500,000 |
| 9.125%, 8/15/19 | United States | 15,000,000 | 15,337,500 |
| [d]Sabine Pass Liquefaction LLC, | | | |
| 144A, 5.625%, 4/15/23 | United States | 13,300,000 | 13,333,250 |
| secured note, 144A, 5.625%, 2/01/21 | United States | 41,800,000 | 42,061,250 |
| [d]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20 | United States | 55,000,000 | 57,612,500 |
| SandRidge Energy Inc., senior note, | | | |
| 8.75%, 1/15/20 | United States | 5,000,000 | 5,400,000 |
| 7.50%, 3/15/21 | United States | 2,700,000 | 2,794,500 |
| 8.125%, 10/15/22 | United States | 9,300,000 | 9,974,250 |
| 7.50%, 2/15/23 | United States | 4,000,000 | 4,140,000 |

24 | Annual Report

Franklin High Income Trust

**Statement of Investments, May 31, 2013** *(continued)*

| Franklin High Income Fund | Country | Principal Amount* | Value |
|---|---|---|---|
| **Corporate Bonds (continued)** | | | |
| **Energy (continued)** | | | |
| SESI LLC, senior note, 6.375%, 5/01/19 | United States | 11,700,000 | $ 12,694,500 |
| Vanguard Natural Resources LLC/Finance Corp., senior note, 7.875%, 4/01/20 | United States | 33,300,000 | 35,797,500 |
| W&T Offshore Inc., senior note, 8.50%, 6/15/19 | United States | 40,700,000 | 44,464,750 |
| WPX Energy Inc., senior note, 6.00%, 1/15/22 | United States | 30,000,000 | 32,475,000 |
| | | | 1,666,543,403 |
| **Food & Staples Retailing 0.7%** | | | |
| [d] Chiquita Brands International Inc./LLC, secured note, 144A, 7.875%, 2/01/21 | United States | 19,700,000 | 21,226,750 |
| Rite Aid Corp., senior secured note, 8.00%, 8/15/20 | United States | 20,000,000 | 22,600,000 |
| | | | 43,826,750 |
| **Food, Beverage & Tobacco 2.1%** | | | |
| [d] Agrokor DD, senior note, 144A, 8.875%, 2/01/20 | Croatia | 9,500,000 | 10,645,938 |
| Constellation Brands Inc., senior note, | | | |
| 3.75%, 5/01/21 | United States | 5,500,000 | 5,376,250 |
| 4.25%, 5/01/23 | United States | 8,000,000 | 7,880,000 |
| Del Monte Corp., senior note, 7.625%, 2/15/19 | United States | 55,000,000 | 57,268,750 |
| JBS USA LLC/Finance Inc., senior note, | | | |
| 11.625%, 5/01/14 | United States | 15,000,000 | 16,162,500 |
| [d] 144A, 8.25%, 2/01/20 | United States | 32,400,000 | 35,721,000 |
| | | | 133,054,438 |
| **Health Care Equipment & Services 6.0%** | | | |
| [d] Alere Inc., | | | |
| senior note, 144A, 7.25%, 7/01/18 | United States | 37,000,000 | 40,330,000 |
| senior sub. note, 144A, 6.50%, 6/15/20 | United States | 5,900,000 | 5,951,625 |
| Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., senior note, 7.75%, 2/15/19 | United States | 20,000,000 | 21,950,000 |
| CHS/Community Health Systems Inc., | | | |
| senior note, 8.00%, 11/15/19 | United States | 32,500,000 | 35,912,500 |
| senior note, 7.125%, 7/15/20 | United States | 13,300,000 | 14,613,375 |
| senior secured note, 5.125%, 8/15/18 | United States | 12,700,000 | 13,271,500 |
| DaVita HealthCare Partners Inc., senior note, 5.75%, 8/15/22 | United States | 19,300,000 | 20,651,000 |
| DJO Finance LLC/DJO Finance Corp., | | | |
| second lien, 8.75%, 3/15/18 | United States | 9,900,000 | 10,989,000 |
| senior note, 7.75%, 4/15/18 | United States | 10,000,000 | 10,400,000 |
| Emergency Medical Services Corp., senior note, 8.125%, 6/01/19 | United States | 17,800,000 | 19,491,000 |
| ExamWorks Group Inc., senior note, 9.00%, 7/15/19 | United States | 20,000,000 | 22,100,000 |
| HCA Holdings Inc., senior note, 7.75%, 5/15/21 | United States | 10,000,000 | 11,075,000 |
| HCA Inc., | | | |
| senior note, 6.50%, 2/15/16 | United States | 6,300,000 | 6,961,500 |
| senior note, 8.00%, 10/01/18 | United States | 5,000,000 | 5,900,000 |
| senior note, 7.50%, 2/15/22 | United States | 8,100,000 | 9,456,750 |
| senior note, 5.875%, 5/01/23 | United States | 35,000,000 | 37,100,000 |
| senior secured bond, 7.25%, 9/15/20 | United States | 4,300,000 | 4,740,750 |
| senior secured note, 7.875%, 2/15/20 | United States | 15,000,000 | 16,387,500 |
| senior secured note, 5.875%, 3/15/22 | United States | 30,000,000 | 33,000,000 |
| Hologic Inc., senior note, 6.25%, 8/01/20 | United States | 13,750,000 | 14,764,062 |

Annual Report | 25

# Franklin High Income Trust

**Statement of Investments, May 31, 2013** *(continued)*

| Franklin High Income Fund | Country | Principal Amount* | Value |
|---|---|---|---|
| **Corporate Bonds (continued)** | | | |
| **Health Care Equipment & Services (continued)** | | | |
| MedAssets Inc., senior note, 8.00%, 11/15/18 | United States | 9,000,000 | $ 9,900,000 |
| United Surgical Partners International Inc., senior note, 9.00%, 4/01/20 | United States | 12,200,000 | 13,694,500 |
| | | | 378,640,062 |
| **Materials 11.1%** | | | |
| [d] Albea Beauty Holdings SA, first lien, 144A, 8.375%, 11/01/19 | United States | 19,900,000 | 20,895,000 |
| ArcelorMittal, senior note, 6.00%, 3/01/21 | Luxembourg | 20,000,000 | 20,789,800 |
| [d] Ardagh Packaging Finance PLC, | | | |
| senior note, 144A, 9.125%, 10/15/20 | Luxembourg | 6,100,000 | 6,832,000 |
| senior secured note, 144A, 7.375%, 10/15/17 | Luxembourg | 5,000,000 | 5,469,400 |
| [d] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., | | | |
| secured note, 144A, 4.875%, 11/15/22 | Luxembourg | 3,200,000 | 3,210,000 |
| senior note, 144A, 9.125%, 10/15/20 | Luxembourg | 12,700,000 | 13,970,000 |
| senior note, 144A, 7.00%, 11/15/20 | Luxembourg | 10,400,000 | 10,705,500 |
| senior secured note, first lien, 144A, 7.375%, 10/15/17 | Luxembourg | 5,900,000 | 6,423,625 |
| [d] Ashland Inc., senior note, 144A, | | | |
| 3.875%, 4/15/18 | United States | 11,000,000 | 11,343,750 |
| 4.75%, 8/15/22 | United States | 15,000,000 | 15,356,250 |
| [d] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18 | Australia | 25,700,000 | 25,543,346 |
| [d] Cemex Finance LLC, senior secured note, 144A, 9.375%, 10/12/22 | Mexico | 7,100,000 | 7,987,500 |
| [d] Cemex SAB de CV, | | | |
| secured note, 144A, 5.875%, 3/25/19 | Mexico | 2,200,000 | 2,197,250 |
| senior secured note, 144A, 9.00%, 1/11/18 | Mexico | 50,000,000 | 54,125,000 |
| [d] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20 | Canada | 25,345,000 | 25,851,900 |
| Euramax International Inc., senior secured note, 9.50%, 4/01/16 | United States | 14,100,000 | 13,888,500 |
| Exopack Holding Corp., senior note, 10.00%, 6/01/18 | United States | 20,000,000 | 21,050,000 |
| [d] FMG Resources (August 2006) Pty. Ltd., senior note, 144A, | | | |
| 7.00%, 11/01/15 | Australia | 9,200,000 | 9,539,250 |
| 6.00%, 4/01/17 | Australia | 5,000,000 | 5,087,500 |
| 6.875%, 2/01/18 | Australia | 25,000,000 | 25,531,250 |
| 8.25%, 11/01/19 | Australia | 25,000,000 | 26,500,000 |
| 6.875%, 4/01/22 | Australia | 5,000,000 | 5,068,750 |
| [d] Ineos Finance PLC, senior secured note, 144A, | | | |
| 8.375%, 2/15/19 | United Kingdom | 5,000,000 | 5,612,500 |
| 7.50%, 5/01/20 | United Kingdom | 8,600,000 | 9,481,500 |
| [d] Ineos Group Holdings SA, senior note, 144A, 6.125%, 8/15/18 | United Kingdom | 22,100,000 | 21,851,375 |
| [d] Inmet Mining Corp., senior note, 144A, | | | |
| 8.75%, 6/01/20 | Canada | 46,400,000 | 50,228,000 |
| 7.50%, 6/01/21 | Canada | 10,000,000 | 10,225,000 |
| [d] MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 | United States | 30,000,000 | 31,106,250 |
| [d] Murray Energy Corp., senior secured note, 144A, 8.625%, 6/15/21 | United States | 11,800,000 | 12,242,500 |
| Novelis Inc., senior note, | | | |
| 8.375%, 12/15/17 | Canada | 15,000,000 | 16,275,000 |
| 8.75%, 12/15/20 | Canada | 20,000,000 | 22,450,000 |
| [d] Orion Engineered Carbons Bondco GmbH, senior secured note, first lien, 144A, 9.625%, 6/15/18 | Germany | 15,533,000 | 17,474,625 |
| [d,g] Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19 | Germany | 14,100,000 | 14,452,500 |

26 | Annual Report

Franklin High Income Trust

Statement of Investments, May 31, 2013 (continued)

Franklin High Income Fund

| Franklin High Income Fund | Country | Principal Amount* | Value |
|---|---|---|---|
| **Corporate Bonds (continued)** | | | |
| **Materials (continued)** | | | |
| [d]Rain CII Carbon LLC/Corp., second lien, 144A, 8.25%, 1/15/21 | United States | 11,600,000 | $ 12,470,000 |
| Reynolds Group Issuer Inc./LLC/SA, | | | |
| first lien, 5.75%, 10/15/20 | United States | 23,600,000 | 24,013,000 |
| senior note, 8.50%, 5/15/18 | United States | 32,000,000 | 33,760,000 |
| senior note, 9.00%, 4/15/19 | United States | 2,300,000 | 2,426,500 |
| senior note, 9.875%, 8/15/19 | United States | 7,500,000 | 8,203,125 |
| senior note, 8.25%, 2/15/21 | United States | 20,000,000 | 20,475,000 |
| senior secured note, 7.875%, 8/15/19 | United States | 10,000,000 | 11,000,000 |
| [d]Sealed Air Corp., senior note, 144A, | | | |
| 8.125%, 9/15/19 | United States | 9,100,000 | 10,351,250 |
| 6.50%, 12/01/20 | United States | 8,900,000 | 9,945,750 |
| 8.375%, 9/15/21 | United States | 7,000,000 | 8,120,000 |
| [d]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, senior note, 144A, 7.375%, 5/01/21 | United States | 12,750,000 | 13,515,000 |
| | | | 703,044,446 |
| **Media 6.9%** | | | |
| AMC Networks Inc., senior note, 7.75%, 7/15/21 | United States | 11,500,000 | 13,081,250 |
| [d]Bresnan Broadband Holdings LLC, senior note, 144A, 8.00%, 12/15/18 | United States | 10,000,000 | 10,875,000 |
| Cablevision Systems Corp., senior note, 8.625%, 9/15/17 | United States | 15,000,000 | 17,550,000 |
| CCO Holdings LLC/CCO Holdings Capital Corp., senior note, | | | |
| 7.875%, 4/30/18 | United States | 4,100,000 | 4,342,146 |
| 6.50%, 4/30/21 | United States | 10,000,000 | 10,800,000 |
| 5.125%, 2/15/23 | United States | 15,000,000 | 14,775,000 |
| Clear Channel Communications Inc., | | | |
| [d]first lien, 144A, 11.25%, 3/01/21 | United States | 15,000,000 | 16,312,500 |
| senior note, 9.00%, 3/01/21 | United States | 45,000,000 | 44,887,500 |
| Clear Channel Worldwide Holdings Inc., | | | |
| [d]senior note, 144A, 6.50%, 11/15/22 | United States | 3,500,000 | 3,692,500 |
| [d]senior note, 144A, 6.50%, 11/15/22 | United States | 6,500,000 | 6,890,000 |
| senior sub. note, 7.625%, 3/15/20 | United States | 1,650,000 | 1,753,125 |
| senior sub. note, 7.625%, 3/15/20 | United States | 25,000,000 | 26,687,500 |
| CSC Holdings Inc., senior deb., 7.625%, 7/15/18 | United States | 5,000,000 | 5,900,000 |
| CSC Holdings LLC, senior note, 6.75%, 11/15/21 | United States | 25,000,000 | 28,125,000 |
| DISH DBS Corp., | | | |
| senior bond, 5.00%, 3/15/23 | United States | 5,000,000 | 4,750,000 |
| senior note, 7.125%, 2/01/16 | United States | 35,000,000 | 38,500,000 |
| senior note, 6.75%, 6/01/21 | United States | 5,000,000 | 5,312,500 |
| senior note, 5.875%, 7/15/22 | United States | 30,000,000 | 30,225,000 |
| [d]senior note, 144A, 6.25%, 5/15/23 | United States | 9,500,000 | 9,547,500 |
| Media General Inc., senior secured note, 11.75%, 2/15/17 | United States | 19,900,000 | 22,288,000 |
| [d]Nara Cable Funding Ltd., senior note, 144A, 8.875%, 12/01/18 | Spain | 1,600,000 | 1,707,000 |
| [g]Radio One Inc., senior sub. note, PIK, 12.50%, 5/24/16 | United States | 22,000,000 | 22,495,000 |
| [d]Univision Communications Inc., | | | |
| senior secured bond, 144A, 6.75%, 9/15/22 | United States | 23,850,000 | 25,758,000 |
| senior secured note, 144A, 6.875%, 5/15/19 | United States | 20,000,000 | 21,350,000 |
| senior secured note, 144A, 7.875%, 11/01/20 | United States | 5,000,000 | 5,500,000 |
| senior secured note, 144A, 5.125%, 5/15/23 | United States | 8,000,000 | 7,880,000 |

Annual Report | 27

Franklin High Income Trust

Statement of Investments, May 31, 2013 (continued)

28 | Annual Report

# Franklin High Income Trust

## Statement of Investments, May 31, 2013 *(continued)*

| Franklin High Income Fund | Country | Principal Amount* | Value |
|---|---|---|---|
| **Corporate Bonds (continued)** | | | |
| **Software & Services (continued)** | | | |
| Sterling International Inc., senior note, 11.00%, 10/01/19 | United States | 12,825,000 | $ 13,722,750 |
| West Corp., senior note, 7.875%, 1/15/19 | United States | 39,200,000 | 42,679,000 |
| | | | 218,265,000 |
| **Technology Hardware & Equipment 1.3%** | | | |
| CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19 | United States | 32,325,000 | 35,921,156 |
| [d,g]CommScope Holdings Inc., senior note, 144A, PIK, 6.625%, 6/01/20 | United States | 11,200,000 | 11,116,000 |
| [d]CommScope Inc., senior note, 144A, 8.25%, 1/15/19 | United States | 30,000,000 | 33,000,000 |
| | | | 80,037,156 |
| **Telecommunication Services 9.2%** | | | |
| CenturyLink Inc., senior note, 5.80%, 3/15/22 | United States | 40,000,000 | 41,100,000 |
| Cricket Communications Inc., senior note, 7.75%, 10/15/20 | United States | 40,000,000 | 40,100,000 |
| Crown Castle International Corp., senior bond, | | | |
| 7.125%, 11/01/19 | United States | 1,500,000 | 1,635,000 |
| 5.25%, 1/15/23 | United States | 15,400,000 | 15,650,250 |
| [d]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20 | Bermuda | 31,600,000 | 34,009,500 |
| [d]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21 | Bermuda | 24,400,000 | 24,354,250 |
| [d]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18 | Japan | 25,000,000 | 28,125,000 |
| Frontier Communications Corp., | | | |
| senior bond, 7.625%, 4/15/24 | United States | 8,100,000 | 8,525,250 |
| senior note, 8.50%, 4/15/20 | United States | 22,000,000 | 25,300,000 |
| senior note, 8.75%, 4/15/22 | United States | 10,000,000 | 11,325,000 |
| senior note, 7.125%, 1/15/23 | United States | 10,000,000 | 10,487,500 |
| Intelsat Jackson Holdings SA, | | | |
| [d,e]senior bond, 144A, 5.50%, 8/01/23 | Luxembourg | 15,000,000 | 14,793,750 |
| senior note, 7.25%, 10/15/20 | Luxembourg | 20,100,000 | 21,883,875 |
| senior note, 7.50%, 4/01/21 | Luxembourg | 35,000,000 | 38,631,250 |
| [d]senior note, 144A, 6.625%, 12/15/22 | Luxembourg | 24,800,000 | 26,040,000 |
| Intelsat Luxembourg SA, senior note, 11.25%, 2/04/17 | Luxembourg | 3,412,000 | 3,614,161 |
| [d]Lynx I Corp., first lien, 144A, 5.375%, 4/15/21 | United Kingdom | 13,400,000 | 13,927,625 |
| [d]Lynx II Corp., senior bond, 144A, 6.375%, 4/15/23 | United Kingdom | 1,500,000 | 1,571,250 |
| MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18 | United States | 3,600,000 | 3,942,000 |
| [b,f]RSL Communications PLC, | | | |
| senior discount note, 10.125%, 3/01/08 | United Kingdom | 44,500,000 | 489,500 |
| senior note, 12.00%, 11/01/08 | United Kingdom | 6,250,000 | 87,500 |
| Sprint Nextel Corp., senior note, | | | |
| 8.375%, 8/15/17 | United States | 40,000,000 | 46,300,000 |
| 6.00%, 11/15/22 | United States | 7,500,000 | 7,762,500 |
| [d]144A, 9.00%, 11/15/18 | United States | 60,000,000 | 72,900,000 |
| [d]144A, 7.00%, 3/01/20 | United States | 9,800,000 | 11,049,500 |
| [d]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17 | Italy | 50,000,000 | 52,906,250 |
| [d,g]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, | | | |
| 7/15/17 | Italy | 7,211,635 EUR | 9,511,932 |
| 7/15/17 | Italy | 4,780,937 | 4,840,565 |

Annual Report | 29

Franklin High Income Trust

Statement of Investments, May 31, 2013 *(continued)*

| Franklin High Income Fund | Country | Principal Amount* | Value |
|---|---|---|---|
| **Corporate Bonds (continued)** | | | |
| **Telecommunication Services (continued)** | | | |
| Zayo Group LLC/Zayo Capital Inc., senior secured note, first lien, 8.125%, 1/01/20 | United States | 13,200,000 | $ 14,718,000 |
| | | | 585,581,408 |
| **Transportation 1.3%** | | | |
| [c]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18 | United Kingdom | 16,500,000 | 14,355,000 |
| HDTFS Inc., senior note, 5.875%, 10/15/20 | United States | 4,500,000 | 4,770,000 |
| Hertz Corp., senior note, | | | |
| 7.50%, 10/15/18 | United States | 15,000,000 | 16,387,500 |
| 6.75%, 4/15/19 | United States | 26,800,000 | 29,245,500 |
| Marquette Transportation Co. Inc./Finance Corp., senior secured note, 10.875%, 1/15/17 | United States | 15,000,000 | 16,312,500 |
| | | | 81,070,500 |
| **Utilities 2.4%** | | | |
| [d]Calpine Corp., senior secured note, 144A, | | | |
| 7.875%, 7/31/20 | United States | 9,010,000 | 9,956,050 |
| 7.50%, 2/15/21 | United States | 20,762,000 | 22,630,580 |
| 7.875%, 1/15/23 | United States | 8,974,000 | 9,916,270 |
| [d]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 | Netherlands | 40,000,000 | 41,250,000 |
| [d]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20 | United States | 62,175,000 | 49,118,250 |
| [d]Viridian Group FundCo II, senior note, 144A, 11.125%, 4/01/17 | United Kingdom | 20,000,000 | 21,337,500 |
| | | | 154,208,650 |
| **Total Corporate Bonds (Cost $5,674,099,285)** | | | 6,013,442,952 |
| [i,j]**Senior Floating Rate Interests 1.3%** | | | |
| **Capital Goods 0.2%** | | | |
| Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17 | United States | 11,747,428 | 11,982,377 |
| **Household & Personal Products 0.7%** | | | |
| Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20 | United States | 42,600,000 | 43,012,709 |
| **Media 0.2%** | | | |
| Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%, 9/16/19 | United States | 15,000,000 | 15,612,495 |
| **Utilities 0.2%** | | | |
| Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.699% - 4.775%, 10/10/17 | United States | 19,083,845 | 13,889,470 |
| **Total Senior Floating Rate Interests (Cost $84,544,198)** | | | 84,497,051 |
| **Total Investments before Short Term Investments (Cost $5,810,142,771)** | | | 6,129,456,486 |

30 | Annual Report

Franklin High Income Trust

Statement of Investments, May 31, 2013 (continued)

Annual Report | 31

Franklin High Income Trust

Statement of Investments, May 31, 2013 (continued)

Franklin High Income Fund

At May 31, 2013, the Fund had the following credit default swaps contracts outstanding. See Note 1(d).

Credit Default Swap Contracts

Description	Counterparty[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Contracts to Sell Protection[d]									
Traded Index									
CDX.NA.HY.20	BZWS	$15,000,000	5.00%	6/20/18	$ 770,268	$ 142,422	$ —	$ 912,690	Non Investment Grade
CDX.NA.HY.20	FBCO	$50,000,000	5.00%	6/20/18	1,414,686	1,627,616	—	3,042,302	Non Investment Grade
Net unrealized appreciation (depreciation)						$1,770,038			

[a]Positions are generally not collateralized if the market value is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
BZWS	$(1,110,000)
FBCO	(3,414,749)
Total collateral for credit default swaps	$(4,524,749)

[b]For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

[d]The fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy for traded index swaps.

See Abbreviations on page 52.

32 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 33

34 | The accompanying notes are an integral part of these financial statements. | Annual Report

# Franklin High Income Trust

## Financial Statements *(continued)*

### Statement of Operations

for the year ended May 31, 2013

| | Franklin High Income Fund |
|---|---|
| Investment income: | |
| Dividends | $ 918,253 |
| Interest | 423,556,522 |
| Total investment income | 424,474,775 |
| Expenses: | |
| Management fees (Note 3a) | 26,552,619 |
| Distribution fees: (Note 3c) | |
| Class A | 5,380,282 |
| Class B | 24,994 |
| Class C | 4,652,261 |
| Class R | 1,533,044 |
| Transfer agent fees: (Note 3e) | |
| Class A | 4,796,104 |
| Class B | 4,873 |
| Class C | 958,482 |
| Class R | 409,933 |
| Class R6 | 2 |
| Advisor Class | 1,632,048 |
| Special servicing agreement fees (Note 12) | 61,945 |
| Custodian fees (Note 4) | 125,090 |
| Reports to shareholders | 519,864 |
| Registration and filing fees | 396,309 |
| Professional fees | 131,556 |
| Trustees' fees and expenses | 130,696 |
| Other | 119,908 |
| Total expenses | 47,430,010 |
| Expense reductions | (12) |
| Net expenses | 47,429,998 |
| Net investment income | 377,044,777 |
| Realized and unrealized gains (losses): | |
| Net realized gain (loss) from: | |
| Investments | 73,248,612 |
| Foreign currency transactions | 118,010 |
| Swap contracts | 11,661,529 |
| Net realized gain (loss) | 85,028,151 |
| Net change in unrealized appreciation (depreciation) on: | |
| Investments | 321,955,567 |
| Translation of other assets and liabilities denominated in foreign currencies | (625,642) |
| Net change in unrealized appreciation (depreciation) | 321,329,925 |
| Net realized and unrealized gain (loss) | 406,358,076 |
| Net increase (decrease) in net assets resulting from operations | $783,402,853 |

Annual Report | The accompanying notes are an integral part of these financial statements. | 35

36 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin High Income Trust

Notes to Financial Statements

Franklin High Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund). The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Effective May 1, 2013, the Fund began offering a new class of shares, Class R6. Effective March 21, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves,

Annual Report | 37

Franklin High Income Trust

Notes to Financial Statements (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market

38 | Annual Report

Franklin High Income Trust

Notes to Financial Statements (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

Annual Report | 39

Franklin High Income Trust

Notes to Financial Statements (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund’s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net liability position. At May 31, 2013, the Fund had no OTC derivatives in a net liability position for such contracts.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. Over the

40 | Annual Report

Franklin High Income Trust

Notes to Financial Statements (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

At May 31, 2013, the Fund held $3,414,749 in U.S. treasury bonds and notes as collateral for derivatives.

See Note 11 regarding other derivative information.

e. Restricted Cash

At May 31, 2013, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

f. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

g. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for

U.	S. federal income taxes is required.

Annual Report | 41

Franklin High Income Trust

Notes to Financial Statements (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Income and Deferred Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of May 31, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

42 | Annual Report

Franklin High Income Trust

Notes to Financial Statements (continued)

Franklin High Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued) i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At May 31, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

Annual Report | 43

Franklin High Income Trust

Notes to Financial Statements *(continued)*

Franklin High Income Fund

2. Shares of Beneficial Interest *(continued)*

	Year Ended May 31, 2013		Year Ended May 31, 2012	
	Shares	Amount	Shares	Amount
Class R Shares:				
Shares sold	55,407,331	$ 116,057,410	55,783,829	$ 111,445,847
Shares issued in reinvestment of distributions	9,105,704	18,968,143	7,907,225	15,743,093
Shares redeemed	(40,021,262)	(84,067,133)	(32,605,556)	(64,923,528)
Net increase (decrease)	24,491,773	$ 50,958,420	31,085,498	$ 62,265,412
Class R6 Shares[b]**:**				
Shares sold	140,454	300,234		
Net increase (decrease)	140,454	$ 300,234		
Advisor Class Shares:				
Shares sold	363,525,043	$ 745,142,369	337,512,759	$ 665,191,211
Shares issued in reinvestment of distributions	31,432,059	64,797,975	14,650,032	28,913,989
Shares redeemed	(227,260,168)	(474,897,357)	(93,980,994)	(184,801,172)
Net increase (decrease)	167,696,934	$ 335,042,987	258,181,797	$ 509,304,028

[a]Effective March 21, 2013, all Class B shares were converted to Class A.
[b]For the period May 1, 2013 (effective date) to May 31, 2013.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

44 | Annual Report

Franklin High Income Trust

Notes to Financial Statements (continued)

Franklin High Income Fund

3. TRANSACTIONS WITH AFFILIATES (continued) a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Fund and is not paid by the Fund for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Annual Report | 45

Franklin High Income Trust

Notes to Financial Statements (continued)

Franklin High Income Fund

3. TRANSACTIONS WITH AFFILIATES (continued) d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

e. Transfer Agent Fees

Each class of shares, except for the R6 share class, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily to such classes based upon the relative proportion of net assets. The R6 share class pays Investor Services transfer agent fees specific to that class.

For the year ended May 31, 2013, the Fund paid transfer agent fees of $7,801,442, of which $3,258,261 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended May 31, 2013, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At May 31, 2013, capital loss carryforwards were as follows:

Franklin High Income Trust

Notes to Financial Statements (continued)

Franklin High Income Fund

5. INCOME TAXES (continued)

During the year ended May 31, 2013, the Fund utilized $76,152,917 of capital loss carryforwards.

On May 31, 2013, the Fund had expired capital loss carryforwards of $7,392,266, which were reclassified to paid-in capital.

The tax character of distributions paid during the years ended May 31, 2013 and 2012, was as follows:

At May 31, 2013, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums, payments-in-kind and swaps.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2013, aggregated $2,880,756,443 and $1,589,257,163, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Annual Report | 47

Franklin High Income Trust

Notes to Financial Statements (continued)

Franklin High Income Fund

8. CREDIT RISK AND DEFAULTED SECURITIES

At May 31, 2013, the Fund had 96.15% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At May 31, 2013, the aggregate value of these securities represents less than 0.05% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At May 31, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

48 | Annual Report

Franklin High Income Trust

Notes to Financial Statements (continued)

Franklin High Income Fund

10. UNFUNDED COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At May 31, 2013, unfunded commitments were as follows:

Unfunded commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

11. OTHER DERIVATIVE INFORMATION

At May 31, 2013, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

For the year ended May 31, 2013, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Annual Report | 49

Franklin High Income Trust

Notes to Financial Statements (continued)

Franklin High Income Fund

11. OTHER DERIVATIVE INFORMATION (continued)

For the year ended May, 31, 2013, the average month end market value of derivatives represented 0.04% of average month end net assets. The average month end number of open derivative contracts for the period was 4.

See Note 1(d) regarding derivative financial instruments.

12. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participated in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Advisers or administered by FT Services. For the year ended May 31, 2013, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. Effective May 1, 2013, the SSA was discontinued until further notice and approval by the Board.

13. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the year ended May 31, 2013, the Fund did not use the Global Credit Facility.

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Franklin High Income Trust

Notes to Financial Statements (continued)

Franklin High Income Fund

14. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

Annual Report | 51

Franklin High Income Trust

Notes to Financial Statements (continued)

Franklin High Income Fund

14. FAIR VALUE MEASUREMENTS (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

15. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

In June 2013, FASB issued ASU No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is regulated under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

16. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

52 | Annual Report

Franklin High Income Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin High Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin High Income Fund (the “Fund”) at May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
July 19, 2013

Annual Report | 53

Franklin High Income Trust

Tax Information (unaudited)

Franklin High Income Fund

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $307,625,974 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended May 31, 2013.

54 | Annual Report

Franklin High Income Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

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Franklin High Income Trust

Shareholder Information

Franklin High Income Fund

Board Review of Investment Management Agreement

At a meeting held February 26, 2013, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin High Income Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, brokerage commissions and execution, pricing and other services provided by the Investment Manager (Manager) and its affiliates, as well as a third-party survey of transfer agent fees charged funds within the Franklin Templeton Investments complex in comparison with those charged other fund complexes deemed comparable. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically

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Franklin High Income Trust

Shareholder Information (continued)

Franklin High Income Fund

Board Review of Investment Management Agreement (continued)

furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the more recent Hurricane Sandy. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton web-site. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during the year ended December 31, 2012, as well as the previous 10 years ended on such date in comparison to a performance universe consisting of all retail and institutional high yield funds as selected by Lipper. The Lipper report showed the Fund’s income return during

Annual Report | 61

Franklin High Income Trust

Shareholder Information (continued)

Franklin High Income Fund

Board Review of Investment Management Agreement (continued)

2012 to be in the highest or best performing quintile of such performance universe and its income return on an annualized basis to be in the second-highest performing quintile of such performance universe for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return during 2012 to be in the second-highest performing quintile of such performance universe, and on an annualized basis to also be in the second-highest quintile of such universe for the previous three-year and five-year periods, and highest performing quintile of such universe for the previous 10-year period. The Board was satisfied with the Fund’s comparative performance as shown in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the contractual investment management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper report showed the Fund’s contractual investment management fee rate, as well as its actual total expense ratio in each case to be in the least expensive quintile of its Lipper expense group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to the Fund during the 12-month period ended September 30, 2012, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in

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Franklin High Income Trust

Shareholder Information (continued)

Franklin High Income Fund

Board Review of Investment Management Agreement (continued)

prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems to meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through investment management fee breakpoints so that as a fund grows in size, its effective investment management fee rate declines. The fee structure under the Fund’s investment management agreement provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets; 0.45% on the next $7.25 billion of assets, with additional breakpoints continuing thereafter. At December 31, 2012, the Fund had net assets of approximately $6.08 billion. In considering such fee structure, the Board took into account management’s position that fees reach a relatively low rate quickly and that such low rate, in effect, reflects anticipated economies of scale as assets increase as shown in the Fund’s favorable contractual investment management fee and total expense comparisons within its Lipper expense group. The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

Annual Report | 63

Franklin High Income Trust

Shareholder Information (continued)

Franklin High Income Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

64 | Annual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | **FIXED INCOME** | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

**Annual Report and Shareholder Letter**

# FRANKLIN HIGH INCOME FUND

**Investment Manager**
Franklin Advisers, Inc.

**Distributor**
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

**Shareholder Services**
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

105 A 07/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $60,800 for the fiscal year ended May 31, 2013 and $56,635 for the fiscal year ended May 31, 2012.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $4,600 for the fiscal year ended May 31, 2013 and $50,000 for the fiscal year ended May 31, 2012. The services for which these fees were paid include technical tax consultation for capital gain tax reporting to foreign governments, application of local country tax laws to investments and licensing securities with local country offices.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended May 31, 2013 and $1,517 for the fiscal year ended May 31, 2012. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $39,194 for the fiscal year ended May 31, 2013 and $150,933 for the fiscal year ended May 31, 2012. The services for which these fees were paid include preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

     (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities

Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $43,794 for the fiscal year ended May 31, 2013 and $202,450 for the fiscal year ended May 31, 2012.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment

Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date July 26, 2013

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date July 26, 2013